Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Millions	Total	Total shareholders' equity attributable to common shareholders	Common shares	Additional paid-in capital	Accumulated other comprehensive loss, net of tax	Unrealized losses on available-for-sale securities, net of tax	Currency translation reserve	Retained earnings/(accumulated deficit)	Treasury Stock, Common	Non-controlling interests
Balance - beginning of year at Dec. 31, 2022			$ 1.9	$ 2,075.2		$ (99.7)	$ (1.1)	$ 0.5	$ 0.0	$ 10.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares			0.1	(0.1)
Shares cancelled upon distribution of The Fidelis Partnership			(0.9)
Share compensation expense				21.0
Shares withheld for employee taxes on restricted stock vesting				(50.6)
Dividends				(34.1)				0.0
Distribution of The Fidelis Partnership net assets to shareholders				(67.9)				(1,696.4)		(10.3)
Repurchase of common shares									0.0
Unrealized gains/(losses) arising during the period, net of reclassification adjustment	$ 22.9					22.9	1.1
Net income	1,732.6							1,732.6
Balance – end of year at Mar. 31, 2023	1,904.5	$ 1,904.5	1.1	1,943.5	$ (76.8)	(76.8)	0.0	36.7	0.0	0.0
Balance - beginning of year at Dec. 31, 2023			1.2	2,039.0		(27.0)	0.0	436.6	0.0	0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares			0.0	0.0
Shares cancelled upon distribution of The Fidelis Partnership			0.0
Share compensation expense				3.1
Shares withheld for employee taxes on restricted stock vesting				0.0
Dividends				0.0				(11.8)
Distribution of The Fidelis Partnership net assets to shareholders				0.0				0.0		0.0
Repurchase of common shares									(5.0)
Unrealized gains/(losses) arising during the period, net of reclassification adjustment	(0.2)					(0.2)	0.0
Net income	81.2							81.2
Balance – end of year at Mar. 31, 2024	$ 2,517.1	$ 2,517.1	$ 1.2	$ 2,042.1	$ (27.2)	$ (27.2)	$ 0.0	$ 506.0	$ (5.0)	$ 0.0